Debt (Tables)	12 Months Ended
Dec. 31, 2021
Gelesis
Schedule of principle payments in connection to debt outstanding

Future maturities with respect to non-convertible debt outstanding at December 31, 2021 are as follows (in thousands):

At December 31, 2021
2022	2,183
2023	8,585
2024	5,771
2025	4,199
2026	4,221
More than 5 years	12,877
Unamortized loan discount and issuance costs	(754)
Total obligation	$37,081